INTERIM CONSOLIDATED BALANCE SHEETS		Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Current assets:
Cash and cash equivalents		$ 2,492,792	$ 184,856
Restricted cash		337,426	251,932
Accounts receivable, net		14,565,942	13,582,352
Accounts receivable, related parties		7,319,298	3,178,800
Inventories		11,119,157	9,725,561
Advances to suppliers		5,615,425	6,205,921
Advances to suppliers, related parties		0	1,284,785
Other receivables		128,002	153,832
Other receivables, related parties		14,738	14,300
Short-term investment		5,899,312	4,537,044
Other current assets		0	4,244,137
Total current assets		47,492,092	43,363,520
Property, plant and equipment, net		17,053,487	7,102,555
Intangible assets, net		2,731,751	2,678,447
Right-of-use assets		5,957,532	6,032,330
Deferred tax assets		80,425	78,033
Deferred expenses		16,029	0
Long-term investment		199,384	193,453
TOTAL ASSETS		73,530,700	59,448,338
Current liabilities:
Short-term borrowings		8,982,918	8,293,890
Notes payable		1,537,556	0
Accounts payable		6,658,106	6,097,560
Accounts payable, related parties		655,970	132,136
Accrued expenses and other current liabilities		1,211,332	1,191,559
Advances from customers		1,171,608	1,573,763
Due to related parties		2,690,132	1,776,888
Long-term loans – current portion		0	778,103
Tax payable		654,076	929,213
Total current liabilities:		23,561,698	20,773,112
Non-current liabilities:
Long-term loans		7,270,048	3,409,358
TOTAL LIABILITIES		30,831,746	24,182,470
COMMITMENTS AND CONTINGENCIES		0	0
Shareholders’ Equity:
Additional paid-in capital		35,337,857	27,857,132
Statutory reserve		1,244,717	1,244,717
Retained earnings		5,788,533	6,549,754
Accumulated other comprehensive income (loss)		327,837	(385,736)
Total Shareholders’ equity		42,698,954	35,265,868
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		73,530,700	59,448,338
Related Party
Current liabilities:
Due to related parties		2,690,132	1,776,888
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	[1]	10	1
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	[1]	$ 0	$ 0

[1]	All share and per-share amounts, par values, and capital balances related to the Company’s ordinary shares presented in these consolidated financial statements have been retrospectively adjusted to reflect (i) the reduction in the par value of ordinary shares from US$0.22 to US$0.00001 per share and the associated transfer of paid-up capital to additional paid-in capital, and (ii) the 1-for-10 reverse stock split (share consolidation) effective April 20, 2026.